Note 7 - Preferred Stock (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Feb. 28, 2015	Jan. 31, 2014	Dec. 31, 2013	Mar. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 04, 2015	Apr. 08, 2015	May. 14, 2013	Apr. 30, 2013	Jan. 17, 2013
Series A Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Proceeds from Issuance of Convertible Preferred Stock				$ 2,200
Series A Convertible Preferred Stock [Member] | Conversion Price Adjustment [Member]
Preferred Stock, Shares Outstanding			788				788
Convertible Preferred Stock, Conversion Price Per Share			$ 0.35				$ 0.35
Series A Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding					0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				8,799,999
Preferred Stock, Shares Authorized				2,200
Preferred Stock, Par or Stated Value Per Share				$ 1,000
Proceeds from Issuance of Convertible Preferred Stock				$ 2,000
Convertible Preferred Stock, Conversion Price Per Share			$ 0.35	$ 0.75			$ 0.35
Convertible preferred stock (in shares)		71				71	717	1,412
Common stock conversion (in shares)		202,857			0	202,857	2,048,570	1,882,667
Series C Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Proceeds from Issuance of Convertible Preferred Stock	$ 3,000
Series C Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding					3,000	0
Preferred Stock, Voting Rights	no
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	51,333,331
Preferred Stock, Par or Stated Value Per Share	$ 1,000				$ 1,000	$ 1,000
Proceeds from Issuance of Convertible Preferred Stock	$ 2,700
Convertible Preferred Stock, Conversion Price Per Share	$ 0.18								$ 0.09416	$ 0.142
Convertible Preferred Stock, Total Conversion Shares									31,860,662
Preferred Stock, Shares Issued	3,000				3,000	0
Series B Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Proceeds from Issuance of Convertible Preferred Stock			$ 1,650
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding					100	100
Preferred Stock, Par or Stated Value Per Share			$ 1,000		$ 1,000	$ 1,000	$ 1,000
Proceeds from Issuance of Convertible Preferred Stock			$ 1,600
Convertible Preferred Stock, Conversion Price Per Share						$ 0.35
Convertible preferred stock (in shares)						1,550
Common stock conversion (in shares)					0	4,428,571	0
Stock Issued During Period, Shares, New Issues			1,650
Convertible Preferred Stock, Total Conversion Shares			4,714,286			285,714	4,714,286
Preferred Stock, Shares Issued					100	100
Series E Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.18				$ 0.09416
Warrant Term	1 year
Series F Warrants [Members]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.22				0.11299
Warrant Term	5 years
Series D Warrants [Member] | Placement Agent for Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.11299
Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.22				0.11299
Warrant Term	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	49,999,998
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.14			$ 0.75			$ 0.50	$ 0.60	$ 0.60
Preferred Stock, Shares Authorized					10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.01	$ 0.01